Reconciliation of Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Provision of Income Taxes [Line Items]
United States statutory income tax provision (benefit)	$ (20.6)	$ 50.9	$ 76.8
Income and losses for which no provision or benefit has been recognized	69.1	35.7	13.5
Foreign rate differential and other foreign tax expense	(15.9)	(22.0)	(23.0)
Income tax withholdings	12.5	17.1	15.4
Permanent items	(1.9)	1.1	4.0
Enacted rate changes	9.1		8.9
Change in uncertain tax positions	1.5	0.2	4.4
Change in valuation allowances due to changes in judgment	(5.4)	7.0	(0.5)
Income tax credits, U.S.	(4.0)	(3.9)
Other		0.1	(0.2)
Provision for income taxes	$ 44.4	$ 86.2	$ 99.3